Note 11 - Notes Payable - Notes Payable (Details) - Nonrelated Party [Member] - USD ($)	Sep. 30, 2023	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt discounts	$ 263,380
Less: current maturities	285,041		$ 0
Notes payable, related parties, less current maturities	581,579		393,915	$ 150,000
Notes Payable 2 [Member]
Notes payable	80,000		80,000	0
Notes Payable 3 [Member]
Notes payable	500,000		500,000	0
Notes Payable 4 [Member]
Notes payable	150,000		150,000	150,000
Notes Payable, Other Payables [Member]
Notes payable	1,130,000		730,000	150,000
Debt discounts	148,421	$ 317,860	336,085	0
Notes payable	981,579		393,915	0
Less: current maturities	114,959		0	0
Notes payable, related parties, less current maturities	$ 866,620		$ 393,915	$ 150,000